Subsequent events	12 Months Ended
Dec. 31, 2017
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Subsequent events
24.	Subsequent events

On January 8, 2018, the Company and Simcere Pharmaceutical Group executed a collaboration and license agreement and agreed to grant Simcere an exclusive license to develop and commercialize in China three bispecific antibodies utilizing the Company’s Biclonics® technology platform in the area of immuno-oncology. The Company will retain all rights outside of China. As part of the agreement, the Company has agreed to lead research and discovery activities while Simcere has agreed to be responsible for the Investigational New Drug (IND) enabling studies, clinical development, regulatory filings and commercialization of these product candidates in China. As a key strategic component of the collaboration, Simcere will be responsible for IND enabling studies and manufacturing of clinical trial materials in China, which the Company intends to use to assist regulatory filing and early stage clinical development in the rest of the world. Finally, the Company will receive an upfront and be eligible to receive milestone payments contingent upon Simcere achieving certain specified development and commercial goals. The Company will be eligible to receive tiered royalty payments on sales of any products resulting from the collaboration in China from Simcere. Simcere will be eligible to receive tiered royalty payments on sales outside of China from the Company.

On February 13, 2018, the Company entered into a Purchase Agreement with the purchasers named therein. Pursuant to the Purchase Agreement, the Company agreed to sell an aggregate of 3,099,997 of its common shares, nominal value €0.09 per share, to the Investors for aggregate gross proceeds of approximately $55.8 million, at a purchase price equal to $18.00 per share. The Purchase Agreement contains customary representations and warranties from the Company and the Investors and customary closing conditions. The closing of the Private Placement occurred on February 15, 2018.

On February 13, 2018, in connection with the Purchase Agreement, the Company entered into a Registration Rights Agreement with the Investors. Pursuant to the Registration Rights Agreement, the Company agreed to prepare and file a registration statement with the SEC no later than May 15, 2018 for purposes of registering the resale of the Shares. As part of the terms of the Registration Rights Agreement, the Company agreed to use its reasonable best efforts to cause this registration statement to be declared effective by the SEC prior to the 120th day after the Closing Date (or the 150th day if the SEC reviews the registration statement).

On March 14, 2018, we entered into a second contract research and license agreement with ONO. Pursuant to an exclusive option granted to ONO in a prior agreement executed in April 2014, ONO exercised its option to enter into the March 2018 agreement. We granted ONO an exclusive, worldwide, royalty-bearing license, with the right to sublicense, research, test, make, use and market bispecific antibody candidates based on our Biclonics® technology platform against two undisclosed targets directed to a particular undisclosed target combination. ONO identifies and selects the licensed bispecific antibodies for which it is responsible for conducting further non-clinical and clinical development activities for such licensed bispecific antibodies and pharmaceutical products containing such antibodies, including manufacture and process development. ONO controls and has exclusive rights over the worldwide commercialization of any approved products, including worldwide supply, and is solely responsible for all costs and expenses related to commercialization. ONO has agreed to fund our research and development activities and be responsible for the payment of all costs and expenses for its own research and development activities, which are set out in a mutually agreed upon research plan. We retain all rights to use and commercialize any antibodies that are generated under the collaborative research program, excluding the up to five lead and/or selected antibodies against the targets ONO is pursuing, provided that the use and commercialization is not with respect to the particular target combination.

ONO has agreed to pay an upfront non-refundable payment of €700,000 for the rights granted and we are also eligible to receive an aggregate of €33.7 million in milestone payments upon achievement of specified research and clinical development milestones. For products commercialized under the License Agreement, if any, the Company is eligible to receive a mid-single digit royalty on net sales.